Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date		rr_ProspectusDate	Nov. 01, 2014
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 54 and 55 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.19	1.13	1.03
Dividend Expenses on Short Sales	0.58	0.58	0.58
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.36	0.30	0.20
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.20	2.64	1.79
Fee Waivers and Expense Reimbursements[1,3]	(0.41)	(0.35)	(0.25)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	1.79	2.29	1.54

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	697	1,140	1,607	2,896
CLASS C SHARES ($)	332	787	1,369	2,948
SELECT CLASS SHARES ($)	157	539	946	2,085

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	697	1,140	1,607	2,896
CLASS C SHARES ($)	232	787	1,369	2,948
SELECT CLASS SHARES ($)	157	539	946	2,085

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on pages 62 and 63 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.26	1.25	1.22
Dividend Expenses on Short Sales	0.85	0.85	0.85
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.16	0.15	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.32	2.81	2.03
Fee Waivers and Expense Reimbursements[1,3]	(0.21)	(0.20)	(0.18)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.11	2.61	1.85

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	728	1,192	1,682	3,026
CLASS C SHARES ($)	364	852	1,466	3,123
SELECT CLASS SHARES ($)	188	619	1,077	2,344

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	728	1,192	1,682	3,026
CLASS C SHARES ($)	264	852	1,466	3,123
SELECT CLASS SHARES ($)	188	619	1,077	2,344

The tables below replace the corresponding tables on page 73 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees[1]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	1.32	1.01
Dividend Expenses on Short Sales	0.85	0.85
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[2]	0.22	0.11
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.63	1.82
Fee Waivers and Expense Reimbursements[1,3]	(0.27)	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.36	1.66

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	239	792	1,371	2,944
CLASS R5 SHARES ($)	169	557	970	2,124

JPMorgan U.S. Research Equity Plus Fund

The tables below replace the corresponding tables on page 66 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.61	2.58	2.57
Dividend Expenses on Short Sales	1.03	1.03	1.03
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.33 [2]	1.30 [2]	1.29
Total Annual Fund Operating Expenses[1]	3.61	4.08	3.32
Fee Waivers and Expense Reimbursements[1,3]	(1.38)	(1.35)	(1.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.23	2.73	1.98

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expenses Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	739	1,452	2,185	4,108
CLASS C SHARES ($)	376	1,118	1,976	4,191
SELECT CLASS SHARES ($)	201	897	1,616	3,522

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	739	1,452	2,185	4,108
CLASS C SHARES ($)	276	1,118	1,976	4,191
SELECT CLASS SHARES ($)	201	897	1,616	3,522

The tables below replace the corresponding tables on page 77 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	2.57	2.37	2.32
Dividend Expenses on Short Sales	1.03	1.03	1.03
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	1.29	1.29	1.29
Total Annual Fund Operating Expenses[1]	3.82	3.12	3.07
Fee Waivers and Expense Reimbursements[1,2]	(1.34)	(1.34)	(1.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	2.48	1.78	1.73

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 0.75% and 0.70%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	251	1,044	1,855	3,969
CLASS R5 SHARES ($)	181	837	1,518	3,336
CLASS R6 SHARES ($)	176	822	1,494	3,289

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Dynamic Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 54 and 55 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.19	1.13	1.03
Dividend Expenses on Short Sales	0.58	0.58	0.58
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.36	0.30	0.20
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.20	2.64	1.79
Fee Waivers and Expense Reimbursements[1,3]	(0.41)	(0.35)	(0.25)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	1.79	2.29	1.54

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	697	1,140	1,607	2,896
CLASS C SHARES ($)	332	787	1,369	2,948
SELECT CLASS SHARES ($)	157	539	946	2,085

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	697	1,140	1,607	2,896
CLASS C SHARES ($)	232	787	1,369	2,948
SELECT CLASS SHARES ($)	157	539	946	2,085

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.36%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses		rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.20%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	1.79%
1 Year		rr_ExpenseExampleYear01	$ 697
3 Years		rr_ExpenseExampleYear03	1,140
5 Years		rr_ExpenseExampleYear05	1,607
10 Years		rr_ExpenseExampleYear10	2,896
1 Year		rr_ExpenseExampleNoRedemptionYear01	697
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,140
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,607
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,896
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.30%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses		rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.64%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.29%
1 Year		rr_ExpenseExampleYear01	$ 332
3 Years		rr_ExpenseExampleYear03	787
5 Years		rr_ExpenseExampleYear05	1,369
10 Years		rr_ExpenseExampleYear10	2,948
1 Year		rr_ExpenseExampleNoRedemptionYear01	232
3 Years		rr_ExpenseExampleNoRedemptionYear03	787
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,369
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,948
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[2]	rr_Component2OtherExpensesOverAssets	0.20%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.58%
Other Expenses		rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.79%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	1.54%
1 Year		rr_ExpenseExampleYear01	$ 157
3 Years		rr_ExpenseExampleYear03	539
5 Years		rr_ExpenseExampleYear05	946
10 Years		rr_ExpenseExampleYear10	2,085
1 Year		rr_ExpenseExampleNoRedemptionYear01	157
3 Years		rr_ExpenseExampleNoRedemptionYear03	539
5 Years		rr_ExpenseExampleNoRedemptionYear05	946
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,085
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Large Cap Core Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on pages 62 and 63 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.26	1.25	1.22
Dividend Expenses on Short Sales	0.85	0.85	0.85
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.16	0.15	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.32	2.81	2.03
Fee Waivers and Expense Reimbursements[1,3]	(0.21)	(0.20)	(0.18)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.11	2.61	1.85

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	728	1,192	1,682	3,026
CLASS C SHARES ($)	364	852	1,466	3,123
SELECT CLASS SHARES ($)	188	619	1,077	2,344

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	728	1,192	1,682	3,026
CLASS C SHARES ($)	264	852	1,466	3,123
SELECT CLASS SHARES ($)	188	619	1,077	2,344

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	0.16%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses		rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.32%
Fee Waivers and Expense Reimbursements	[4],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[6]	rr_NetExpensesOverAssets	2.11%
1 Year		rr_ExpenseExampleYear01	$ 728
3 Years		rr_ExpenseExampleYear03	1,192
5 Years		rr_ExpenseExampleYear05	1,682
10 Years		rr_ExpenseExampleYear10	3,026
1 Year		rr_ExpenseExampleNoRedemptionYear01	728
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,192
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,682
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,026
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	0.15%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses		rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.81%
Fee Waivers and Expense Reimbursements	[4],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[6]	rr_NetExpensesOverAssets	2.61%
1 Year		rr_ExpenseExampleYear01	$ 364
3 Years		rr_ExpenseExampleYear03	852
5 Years		rr_ExpenseExampleYear05	1,466
10 Years		rr_ExpenseExampleYear10	3,123
1 Year		rr_ExpenseExampleNoRedemptionYear01	264
3 Years		rr_ExpenseExampleNoRedemptionYear03	852
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,466
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,123
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	0.12%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses		rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.03%
Fee Waivers and Expense Reimbursements	[4],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[6]	rr_NetExpensesOverAssets	1.85%
1 Year		rr_ExpenseExampleYear01	$ 188
3 Years		rr_ExpenseExampleYear03	619
5 Years		rr_ExpenseExampleYear05	1,077
10 Years		rr_ExpenseExampleYear10	2,344
1 Year		rr_ExpenseExampleNoRedemptionYear01	188
3 Years		rr_ExpenseExampleNoRedemptionYear03	619
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,077
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,344
A, C, Select Shares | JPMorgan U.S. Research Equity Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Research Equity Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Research Equity Plus Fund

The tables below replace the corresponding tables on page 66 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.61	2.58	2.57
Dividend Expenses on Short Sales	1.03	1.03	1.03
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.33 [2]	1.30 [2]	1.29
Total Annual Fund Operating Expenses[1]	3.61	4.08	3.32
Fee Waivers and Expense Reimbursements[1,3]	(1.38)	(1.35)	(1.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.23	2.73	1.98

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expenses Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	739	1,452	2,185	4,108
CLASS C SHARES ($)	376	1,118	1,976	4,191
SELECT CLASS SHARES ($)	201	897	1,616	3,522

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	739	1,452	2,185	4,108
CLASS C SHARES ($)	276	1,118	1,976	4,191
SELECT CLASS SHARES ($)	201	897	1,616	3,522

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expenses Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan U.S. Research Equity Plus Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	1.33%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.61%
Total Annual Fund Operating Expenses	[7]	rr_ExpensesOverAssets	3.61%
Fee Waivers and Expense Reimbursements	[7],[8]	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[7],[8]	rr_NetExpensesOverAssets	2.23%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year		rr_ExpenseExampleYear01	$ 739
3 Years		rr_ExpenseExampleYear03	1,452
5 Years		rr_ExpenseExampleYear05	2,185
10 Years		rr_ExpenseExampleYear10	4,108
1 Year		rr_ExpenseExampleNoRedemptionYear01	739
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,452
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,185
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,108
A, C, Select Shares | JPMorgan U.S. Research Equity Plus Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	1.30%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.58%
Total Annual Fund Operating Expenses	[7]	rr_ExpensesOverAssets	4.08%
Fee Waivers and Expense Reimbursements	[7],[8]	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[7],[8]	rr_NetExpensesOverAssets	2.73%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year		rr_ExpenseExampleYear01	$ 376
3 Years		rr_ExpenseExampleYear03	1,118
5 Years		rr_ExpenseExampleYear05	1,976
10 Years		rr_ExpenseExampleYear10	4,191
1 Year		rr_ExpenseExampleNoRedemptionYear01	276
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,118
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,976
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,191
A, C, Select Shares | JPMorgan U.S. Research Equity Plus Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[7]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	1.29%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.57%
Total Annual Fund Operating Expenses	[7]	rr_ExpensesOverAssets	3.32%
Fee Waivers and Expense Reimbursements	[7],[8]	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[7],[8]	rr_NetExpensesOverAssets	1.98%
1 Year		rr_ExpenseExampleYear01	$ 201
3 Years		rr_ExpenseExampleYear03	897
5 Years		rr_ExpenseExampleYear05	1,616
10 Years		rr_ExpenseExampleYear10	3,522
1 Year		rr_ExpenseExampleNoRedemptionYear01	201
3 Years		rr_ExpenseExampleNoRedemptionYear03	897
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,616
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,522
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Large Cap Core Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 73 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees[1]	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	1.32	1.01
Dividend Expenses on Short Sales	0.85	0.85
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[2]	0.22	0.11
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.63	1.82
Fee Waivers and Expense Reimbursements[1,3]	(0.27)	(0.16)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.36	1.66

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	239	792	1,371	2,944
CLASS R5 SHARES ($)	169	557	970	2,124

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class R2
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	0.22%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses		rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.63%
Fee Waivers and Expense Reimbursements	[4],[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[9]	rr_NetExpensesOverAssets	2.36%
1 Year		rr_ExpenseExampleYear01	$ 239
3 Years		rr_ExpenseExampleYear03	792
5 Years		rr_ExpenseExampleYear05	1,371
10 Years		rr_ExpenseExampleYear10	2,944
1 Year		rr_ExpenseExampleNoRedemptionYear01	239
3 Years		rr_ExpenseExampleNoRedemptionYear03	792
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,371
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,944
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	[5]	rr_Component2OtherExpensesOverAssets	0.11%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses		rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.82%
Fee Waivers and Expense Reimbursements	[4],[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[9]	rr_NetExpensesOverAssets	1.66%
1 Year		rr_ExpenseExampleYear01	$ 169
3 Years		rr_ExpenseExampleYear03	557
5 Years		rr_ExpenseExampleYear05	970
10 Years		rr_ExpenseExampleYear10	2,124
1 Year		rr_ExpenseExampleNoRedemptionYear01	169
3 Years		rr_ExpenseExampleNoRedemptionYear03	557
5 Years		rr_ExpenseExampleNoRedemptionYear05	970
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,124
R2, R5, R6 Shares | JPMorgan U.S. Research Equity Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Research Equity Plus Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan U.S. Research Equity Plus Fund

The tables below replace the corresponding tables on page 77 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	2.57	2.37	2.32
Dividend Expenses on Short Sales	1.03	1.03	1.03
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	1.29	1.29	1.29
Total Annual Fund Operating Expenses[1]	3.82	3.12	3.07
Fee Waivers and Expense Reimbursements[1,2]	(1.34)	(1.34)	(1.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	2.48	1.78	1.73

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 0.75% and 0.70%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	251	1,044	1,855	3,969
CLASS R5 SHARES ($)	181	837	1,518	3,336
CLASS R6 SHARES ($)	176	822	1,494	3,289

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R5, R6 Shares | JPMorgan U.S. Research Equity Plus Fund | Class R2
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	1.29%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.57%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	3.82%
Fee Waivers and Expense Reimbursements	[4],[10]	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[10]	rr_NetExpensesOverAssets	2.48%
1 Year		rr_ExpenseExampleYear01	$ 251
3 Years		rr_ExpenseExampleYear03	1,044
5 Years		rr_ExpenseExampleYear05	1,855
10 Years		rr_ExpenseExampleYear10	3,969
1 Year		rr_ExpenseExampleNoRedemptionYear01	251
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,044
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,855
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,969
R2, R5, R6 Shares | JPMorgan U.S. Research Equity Plus Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	1.29%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.37%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	3.12%
Fee Waivers and Expense Reimbursements	[4],[10]	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[10]	rr_NetExpensesOverAssets	1.78%
1 Year		rr_ExpenseExampleYear01	$ 181
3 Years		rr_ExpenseExampleYear03	837
5 Years		rr_ExpenseExampleYear05	1,518
10 Years		rr_ExpenseExampleYear10	3,336
1 Year		rr_ExpenseExampleNoRedemptionYear01	181
3 Years		rr_ExpenseExampleNoRedemptionYear03	837
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,518
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,336
R2, R5, R6 Shares | JPMorgan U.S. Research Equity Plus Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[4]	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	1.29%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	1.03%
Other Expenses		rr_OtherExpensesOverAssets	2.32%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	3.07%
Fee Waivers and Expense Reimbursements	[4],[10]	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[4],[10]	rr_NetExpensesOverAssets	1.73%
1 Year		rr_ExpenseExampleYear01	$ 176
3 Years		rr_ExpenseExampleYear03	822
5 Years		rr_ExpenseExampleYear05	1,494
10 Years		rr_ExpenseExampleYear10	3,289
1 Year		rr_ExpenseExampleNoRedemptionYear01	176
3 Years		rr_ExpenseExampleNoRedemptionYear03	822
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,494
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,289

[1]	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[2]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[4]	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[5]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[6]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[7]	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expenses Reimbursements have been restated to reflect the current fees.
[8]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[9]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[10]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 0.75% and 0.70%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.